Related Party Transactions - Schedule of Accounts Payable – Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable – Related Parties [Line Items]
Nature
Total	$ 502	$ 27,885
Zhongcang Warehouse Co., Ltd. [Member]
Schedule of Accounts Payable – Related Parties [Line Items]
Relationship	An 18% subsidiary of the VIE of the Company
Nature	Payable for storage fees
Total	$ 502	$ 27,885